Leases - Schedule of Maturity of Lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturity of Lease Liabilities [Abstract]
2026	$ 567,190
2027	396,395
2028	70,000
Total lease payments	1,033,585
Less: imputed interest	57,518
Total	976,067
Less: current portion	527,415	$ 363,297
Non-current portion	$ 448,652	$ 628,499